Loans and other liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-Current liabilities
Non-current liabilities	$ 47.2	$ 59.9
Current Liabilities
Current liabilities	10.9	15.8
Short-term borrowings	32.0	32.0
Total current borrowings and current portion of non-current borrowings	42.9	47.8
Loans from financial institutions
Non-Current liabilities
Non-current liabilities		5.0
Current Liabilities
Current liabilities	5.0	10.0
Other loans and liabilities
Non-Current liabilities
Non-current liabilities	35.6	40.6
Current Liabilities
Current liabilities	5.9	5.8
Derivative instruments
Non-Current liabilities
Non-current liabilities	$ 11.6	$ 14.3